Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$95,836,086.39	0.2843801	$50,809,676.71	0.1507706	$45,026,409.69
Class A-2 Notes	$499,000,000.00	1.0000000	$499,000,000.00	1.0000000	$-
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,270,066,086.39	0.8404188	$1,225,039,676.71	0.8106242	$45,026,409.69

Weighted Avg. Coupon (WAC)	3.94%		3.94%
Weighted Avg. Remaining Maturity (WARM)	51.59		50.64
Pool Receivables Balance	$1,342,143,527.02		$1,294,306,661.78
Remaining Number of Receivables	78,705		77,498

Adjusted Pool Balance	$1,322,985,506.66		$1,276,082,996.57

III. COLLECTIONS

Principal:
Principal Collections					$46,119,927.31
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$898,426.17
Total Principal Collections					$47,018,353.48

Interest:
Interest Collections					$4,236,316.99
Late Fees & Other Charges					$61,722.71
Interest on Repurchase Principal					$-
Total Interest Collections					$4,298,039.70

Collection Account Interest					$1,083.58
Reserve Account Interest					$198.54
Servicer Advances					$-

Total Collections					$51,317,675.30

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$51,317,675.30
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$59,099,474.50
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,118,452.94		$1,118,452.94	$1,118,452.94
Collection Account Interest					$1,083.58
Late Fees & Other Charges					$61,722.71
Total due to Servicer					$1,181,259.23

2. Class A Noteholders Interest:
Class A-1 Notes		$18,980.87		$18,980.87
Class A-2 Notes		$166,333.33		$166,333.33
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$476,412.87		$476,412.87	$476,412.87

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$49,582,079.36

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$45,026,409.69

		Distributable Amount		Paid Amount
Class A-1 Notes				$45,026,409.69
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$45,026,409.69		$45,026,409.69
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$45,026,409.69

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,555,669.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,158,020.36
Beginning Period Amount	$19,158,020.36
Current Period Amortization	$934,355.15
Ending Period Required Amount	$18,223,665.21
Ending Period Amount	$18,223,665.21
Next Distribution Date Amount	$17,314,214.20

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$7,781,799.20
Beginning Period Amount					$7,781,799.20
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.5% of APB of cut-off date)					$7,781,799.20
Ending Period Amount					$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
			Beginning	Ending	Target
Overcollateralization Amount			$52,919,420.27	$51,043,319.86	$51,043,319.86
Overcollateralization as a % of Original Adjusted Pool			3.40%	3.28%	3.28%
Overcollateralization as a % of Current Adjusted Pool			4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

		Units Percent	Units	Dollars Percent	Dollar Amount
Current		99.27%	76,935	99.11%	$1,282,776,995.17
30 - 60 Days		0.61%	476	0.75%	$9,653,784.10
61 - 90 Days		0.09%	73	0.12%	$1,561,248.32
91 + Days		0.02%	14	0.02%	$314,634.19
			77,498		$1,294,306,661.78
Total
Delinquent Receivables 61 + days past due		0.11%	87	0.14%	$1,875,882.51
Delinquency Ratio 61+ for 1st Preceding Collection Period		0.14%	113	0.18%	$2,350,307.13
Delinquency Ratio 61+ for 2nd Preceding Collection Period		0.18%	140	0.21%	$2,977,136.48
Three-Month Average Delinquency Ratio		0.14%		0.18%

Repossession in Current Period			53		$1,110,186.37
Repossession Inventory			107		$839,988.45

Charge-Offs
Gross Principal of Charge-Off for Current Period					$1,716,937.93
Recoveries					$(898,426.17)
Net Charge-offs for Current Period					$818,511.76

Beginning Pool Balance for Current Period					$1,342,143,527.02

Net Loss Ratio					0.73%
Net Loss Ratio for 1st Preceding Collection Period					0.64%
Net Loss Ratio for 2nd Preceding Collection Period					0.73%
Three-Month Average Net Loss Ratio for Current Period					0.70%

Cumulative Net Losses for All Periods					$3,052,006.82
Cumulative Net Losses as a % of Initial Pool Balance					0.19%

Principal Balance of Extensions					$3,355,277.60
Number of Extensions					161

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